Financial assets - Gross exposure by stages of impairment (Details) € in Millions	Jun. 30, 2018 EUR (€)
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	€ 1,065,962
Provision for commitments and financial guarantees	297,285
Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	974,733
Provision for commitments and financial guarantees	290,802
Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	55,291
Provision for commitments and financial guarantees	4,967
Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	35,938
Provision for commitments and financial guarantees	1,516
Financial assets at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	118,073
Financial assets at fair value through other comprehensive income | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	118,064
Financial assets at fair value through other comprehensive income | Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	9
Financial assets at amortized cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	947,889
Provision for commitments and financial guarantees	855
Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	856,669
Provision for commitments and financial guarantees	421
Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	55,282
Provision for commitments and financial guarantees	114
Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	35,938
Provision for commitments and financial guarantees	320
Debt instruments | Financial assets at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	116,527
Debt instruments | Financial assets at fair value through other comprehensive income | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	116,527
Debt instruments | Financial assets at amortized cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	40,138
Debt instruments | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	39,298
Debt instruments | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	16
Debt instruments | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	824
Loans and advances | Financial assets at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	1,546
Loans and advances | Financial assets at fair value through other comprehensive income | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	1,537
Loans and advances | Financial assets at fair value through other comprehensive income | Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	9
Loans and advances | Financial assets at amortized cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	907,751
Loans and advances | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	817,371
Loans and advances | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	55,266
Loans and advances | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	35,114
Loans and advances - Central banks | Financial assets at amortized cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	15,377
Loans and advances - Central banks | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	15,377
Loans and advances - Credit institutions | Financial assets at amortized cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	32,904
Loans and advances - Credit institutions | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	32,900
Loans and advances - Credit institutions | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	4
Loans and advances - Customers | Financial assets at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	1,546
Loans and advances - Customers | Financial assets at fair value through other comprehensive income | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	1,537
Loans and advances - Customers | Financial assets at fair value through other comprehensive income | Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	9
Loans and advances - Customers | Financial assets at amortized cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	859,470
Loans and advances - Customers | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage One [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	769,094
Loans and advances - Customers | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Two [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	55,266
Loans and advances - Customers | Financial assets at amortized cost, category | Financial Instruments Credit Impaired Stage Three [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total direct risk exposure	€ 35,110